10. Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies
2019	$ 820
2020	809
2021	793
2022	501
2023	393
Thereafter	1,624
Total minimum obligation	$ 4,940